Commonwealth Annuity and Life Insurance Company	commonwealthannuity.com
132 Turnpike Road, Suite 210	* 800.533.7881
Southborough, MA 01772
508-460-2400 – phone 508-460-2401 – fax
Commonwealth Annuity and Life Insurance Company
a Goldman Sachs Company

ANNUAL REPORTS -  3/31/2011 AND 11/30/2010

FOR CONTRACT HOLDERS OF:  COMMONWEALTH ANNUITY VARIABLE ANNUITY

March 17, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Subj:                    Separate Accounts VA-D, E, and F

1940 Act Registration Number: 811-2846
1933 Act Registration Numbers: 2-62002

CIK: 0000200026
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Accounts VA-D, E, and F, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the underlying management investment companies. This filing constitutes the filing of this report as required by Rule 30b2-1 under the Act.

The following annual report, which was mailed to contract owners, was filed with the Commission via EDGAR on the dates indicated below and is incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Columbia Funds Series Trust I	773757	December 3, 2010 February 1, 2011 February 28, 2011

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772